Other payables and accruals - (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other payables and accruals
Accrued payroll	¥ 246,714	¥ 262,590
Accrued expenses	95,977	78,610
Advances from customers	1,052,416	1,035,090
Other payables	633,442	657,832
Other tax payables	358,579	389,483
Interest payable	146,514	236,552
Other Payables And Accruals Current	¥ 2,533,642	¥ 2,660,157